Deconsolidation of Subsidiary (Tables)	12 Months Ended
Mar. 31, 2023
Deconsolidation of Subsidiary [Abstract]
Schedule of loss attributable to the company on deconsolidation of a subsidiary

Loss attributable to the Company on deconsolidation of a Subsidiary:

Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)
For the year ended March 31, 2022
($)
Fair Value Consideration receivable/received	—
Less ; Lytus BVI (Groups) share of net assets at disposal
DDC share capital at disposal	1,328
Add : Retained earnings at disposal date	(165,453)
Total of Net assets at disposal	(164,125)
Group Share – 51%	(83,704)
Less Goodwill at acquisition date	308,802
Total loss on deconsolidation date	(225,098)

Schedule of Consolidated Financial Statements

The consolidated financial statements of the Company as of and for the year ended March 31, 2021 and March 31, 2020, includes the financial statements of DDC CATV. The financial statement line items as included have been disclosed below.

Financial Statement Line Items	March 31, 2021	March 31, 2020
	(US$)	(US$)
Total revenue	1,568,078	—
Total expenses	1,644,560	—
Loss before tax	(76,482)	—
Tax expenses	2,560	—
Loss after tax	79,042	—
Other comprehensive loss, net of tax	25,364	—
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	(189,489)	(85,083)